Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Instruments [Abstract]
Schedule of Notes Payable
Notes payable consist of the following (in thousands):

	September 30, 2021	December 31, 2020
Related parties:
Shareholders—Interest accrues annually at rates ranging from 0.00%—6.25%. The notes payable mature on various dates through October 2025.	$4,767	$2,202
Unrelated third parties:
Note payable for purchase of intangible asset	150	—
Fixed line notes payable—see note 11	1,682	2,219

Total	6,599	4,421
Less: current portion	(2,222)	(1,592)

Noncurrent portion	$4,377	$2,829

Notes payable consist of the following (in thousands):

	December 31, 2019	December 31, 2020
Related parties:
BCG Chantilly, LLC - Interest accrues annually at 12.00%; payable in varying semi-annual installments of principal and interest through maturity in October 2021. This note was paid in full September 30, 2020.	225	—
Shareholders - Interest accrues annually at rates ranging from 0.00% - 6.25%. The notes payable mature on various dates through October 2025.	2,085	2,202
Unrelated third parties:
Settlement notes payable - see below	625	—
Fixed line notes payable - see note 11	725	2,219

Total	3,660	4,421
Less: current portion	1,744	1,592

Noncurrent portion	$1,916	$2,829

Schedule of Future Principal Payments on Notes Payable	Future principal payments on notes payable for remainder of 2021 and succeeding years are as follows (in thousands):

2021	$744
2022	2,276
2023	1,932
2024	1,286
2025	361

Total	$6,599

Actual and estimated future principal payments on notes payable are as follows for the years ending December 31 (in thousands):

2021	$1,592
2022	1,263
2023	886
2024	464
2025	216

Total	$4,421